As filed with the Securities and Exchange Commission on June 24, 2010

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 – April 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

FOUNTAINHEAD SPECIAL VALUE FUND

Semi-Annual Report

April 30, 2010

(Unaudited)

FOUNTAINHEAD SPECIAL VALUE FUND

A MESSAGE TO OUR SHAREHOLDERS

APRIL 30, 2010

Dear Shareholder,

For the six months ended 04/30/10, the Fountainhead Special Value Fund (the “Fund”) (KINGX) returned 22.98%; its benchmark index, the Russell 2500 Index, returned 27.58%. For the period ended 04/30/10, the Fund’s 1-year, 5-year, and 10-year average annual returns were 44.73%, 0.97%, and –1.43%, respectively. (Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call 800-868-9535. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 4.50%. However, the Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through February 28, 2011, to limit Total Annual Fund Operating Expenses to 1.75%. Shares held less than 180 days will be subject to a 1.00% redemption fee.) The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future.

The Fund has performed very well over the last six months. Two highlights came in 2010 as two of the Fund’s holdings were acquired at substantial premiums. Bowne & Co., Inc. (BNE) and DynCorp International Inc. (DCP) both entered into agreements to be acquired netting a gain of 61.1% and 57.5%, respectively. Both of these stocks have been sold and the proceeds reinvested into other opportunities. NII Holdings, Inc. (NIHD), a wireless telecommunications company focused on providing services in Mexico, Latin America, and South America, rose 57.7% over the six-month period. Several of the Fund’s healthcare stocks also performed extremely well: Varian Medical Systems, Inc. (VAR) +37.6%; Mylan Inc. (MYL) +35.5%; and Almost Family, Inc. (AFAM) +26.9%. Two consumer cyclical stocks also delivered solid performance: Rosetta Stone Inc. (RST) +50.4% and Asbury Automotive Group, Inc. +32.5%; as did a few consumer staple stocks: Prestige Brands Holdings, Inc. (PBH) +30.3% and The Hain Celestial Group, Inc. (HAIN) +26.5%. Finally, a few special situations also helped drive results: CSG Systems International, Inc. (CSGS) +34.6% and Waste Services, Inc. (WSII) +29.4%.

Only a handful of stocks produced negative returns over the six-month period. SandRidge Energy, Inc. (SD) fell 23.3%, Endo Pharmaceuticals Holdings (ENDP) fell 22.2%, and CVS Caremark Corporation (CVS) fell 16.4%. All three of these stocks have been sold as we do not foresee any near-term catalysts to bolster the stock price. Tower Group, Inc. (TWGP), Forest Laboratories, Inc. (FRX), and Myriad Genetics (MYGN) were all also down 6.5% or less over the period. We continue to hold TWGP, FRX, and MYGN as we believe that catalysts are in place to unlock shareholder value.

Investors have seen a substantially better six-month period versus a year ago. The overall markets have rallied nicely as the Federal Reserve and central banks around the world have stabilized the problems in the U.S. resulting from the subprime mortgage fallout. Concerns are now emerging regarding the byproducts of those actions, i.e., the amount of debt burdening many countries and how to deal with that debt. While it is probable that the equity markets will remain choppy over the foreseeable future, many positive economic signs in the U.S. are emerging and have been overlooked over recent weeks.

Productivity is growing rapidly and making new highs, suggesting that real pay per worker will continue to do the same. There is a very strong correlation between nonfarm productivity and inflation-adjusted wages, salaries, and benefits per payroll employee. The former rose 5.8% year-over-year during the fourth quarter of 2009 to a record high, while the latter has flattened out in recent months, also at a record high. (Source: Ed Yardeni, “A Dozen Good Reasons to be Bullish,” Dr. Ed’s Morning Briefing, March 8, 2010) Real pay per worker is likely to resume, climbing along with productivity as the economy improves. This should lift consumer confidence and spending, especially since considerable pent-up demand may exist.

FOUNTAINHEAD SPECIAL VALUE FUND

A MESSAGE TO OUR SHAREHOLDERS

APRIL 30, 2010

Corporate profits continue to recover at a very healthy rate. Domestic profits of financial corporations increased $65.0 billion in the fourth quarter compared with an increase of $82.8 billion in the third quarter. Domestic profits of nonfinancial corporations increased $59.8 billion or nearly 40% versus the third quarter. In the fourth quarter, real gross value added of nonfinancial corporations increased, and profits per unit of real product increased. (Source: Bureau of Economic Analysis, “Gross Domestic Product: Fourth Quarter 2009 (Third Estimate) and Corporate Profits, 4th quarter 2009”, March 26, 2010) For 2010, industry analysts are projecting that profits for companies in the S&P 500 should rise by more than 20%. (Source: Ed Yardeni, “A Dozen Good Reasons to be Bullish,” Dr. Ed’s Morning Briefing, March 8, 2010) Are they too optimistic? Historically, during previous cyclical upturns in profits Wall Street analysts were too pessimistic and had to raise earnings estimates.

With the risks analyzed, we believe that the Fund is very well positioned to benefit from solid results in 2010 and beyond. Our investment process focuses on cash flow and companies with strong balance sheets, both of which should benefit their stocks as we enter into the next phase of the bull market. Historically, market uptrends following a severe bear market are characterized by two stages. The best performance in the first phase is experienced by lower quality stocks (negative earnings/higher financial risk), while higher quality stocks with lower betas usually drive the second phase. Importantly, this second phase advance usually includes stocks that sport stronger balance sheets and have desirable financial characteristics. Market historian, James O’Shaughnessy, recently discussed this cycle: “In the first year following severe bear markets, low quality stocks crush high quality stocks – just as we’ve seen in the junk rally that started last March. Bull markets’ second years tend to demonstrate characteristics more consistent with long-term stock movements.” This is more consistent with stocks that are characterized by higher return-on-equity ratios, strong cash flow generation, and lower balance sheet leverage. We believe we are entering into this phase of the market recovery, which should prove profitable for KINGX.

Sincerely,

Roger E. King, CFA	Leah R. Bennett, CFA
Chairman and President	Managing Director
King Investment Advisors, Inc.	King Investment Advisors, Inc.

The views in this report were those of the Fund managers as of April 30, 2010, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This letter may contain discussions about certain investments held and not held in the portfolio. All current and future portfolio holdings are subject to risk. There can be no guarantee of success with any technique, strategy or investment.

The Fund’s investments in small- and medium-sized companies involve greater risk than investing in larger, more established companies such as increased volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. In addition, the Fund’s portfolio may be overweight in an industry sector in which any negative development affecting that sector will have a greater impact on the Fund’s performance.

FOUNTAINHEAD SPECIAL VALUE FUND

A MESSAGE TO OUR SHAREHOLDERS

APRIL 30, 2010

The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index and represents approximately 18% of the total market capitalization of the Russell 3000 Index. One cannot invest directly in an index. Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

FOUNTAINHEAD SPECIAL VALUE FUND

PERFORMANCE CHART AND ANALYSIS

APRIL 30, 2010

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fountainhead Special Value Fund (the “Fund”) compared with the performance of the Russell 2500™ Index, over the past ten fiscal periods. The Russell 2500 Index measures the performance of the small- to mid-cap segment of the U.S. equity universe. It includes approximately 2,500 of the smallest securities in the Russell 3000® Index based on a combination of their market cap and current index membership. The total return of the Russell 2500 Index includes reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell 2500 Index does not include expenses. The Fund is professionally managed while the Russell 2500 Index is unmanaged and is not available for investment.

	Average Annual Total Return

	One Year	Five Year	10 Year
Fountainhead Special Value Fund	44.73%	0.97%	(1.43)%
Russell 2500 Index	50.39%	5.99%	5.90%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance please call (800) 868-9535. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 4.50%. However, the Fund’s adviser has agreed to contractually waive a portion of its fees and to reimburse expenses such that total operating expenses do not exceed 1.75%, which is in effect until February 28, 2011. During the period, certain

FOUNTAINHEAD SPECIAL VALUE FUND

PERFORMANCE CHART AND ANALYSIS

APRIL 30, 2010

fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 180 days days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. Prior to September 17, 2001, the Fund was a series of AmeriPrime Funds (another mutual fund). The AmeriPrime series maintained substantially similar investment objectives and investment policies to that of the Fund. The AmeriPrime series was managed by the Fund’s adviser. The Fund’s performance for the periods before September 17, 2001, is that of the AmeriPrime series and reflects the expenses of the AmeriPrime series. The estimated net expenses of the AmeriPrime Series were equal to or less than the net expenses of the Fund.

FOUNTAINHEAD SPECIAL VALUE FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2010

Shares	Security Description	Value
Common Stock - 98.6%
Basic Materials - 4.1%
3,500	Potash Corporation of Saskatchewan Inc.	$386,750

Biotechnology - 4.7%
18,600	Myriad Genetics, Inc. (a)	446,586

Consumer Discretionary - 14.4%
34,300	Asbury Automotive Group, Inc. (a)	533,365
14,700	Burger King Holdings, Inc.	310,170
53,800	Prestige Brands Holdings, Inc. (a)	524,012

		1,367,547

Consumer Staples - 4.5%
21,900	The Hain Celestial Group, Inc. (a)	433,182

Drugs/Pharmaceutical Preparations - 12.9%
8,800	Cephalon, Inc. (a)	564,960
16,100	Forest Laboratories, Inc. (a)	438,886
10,000	Mylan Inc. (a)	220,300

		1,224,146

Energy - 8.3%
8,500	CONSOL Energy, Inc.	379,780
4,000	Contango Oil & Gas Company (a)	219,600
4,000	Ensco International plc, ADR	188,720

		788,100

Financial - 9.9%
9,000	Equifax Inc.	302,400
38,000	GFI Group Inc.	262,200
18,000	The NASDAQ OMX Group, Inc. (a)	378,000

		942,600

Industrials - 3.0%
5,000	Griffon Corporation (a)	70,500
8,100	The Brink’s Company	215,703

		286,203

Insurance Carriers - 2.4%
10,000	Tower Group, Inc.	230,600

Shares	Security Description	Value

Medical Products - 12.4%
25,000	Hologic, Inc. (a)	$446,750
6,950	Varian Medical Systems, Inc. (a)	391,841
18,500	Wright Medical Group, Inc. (a)	347,430

		1,186,021

Technology - 13.1%
20,667	BancTec, Inc. (a) (b) (c)	103,335
15,000	Broadridge Financial Solutions, Inc.	357,150
11,300	CSG Systems International, Inc. (a)	256,736
4,500	ManTech International Corporation, Class A (a)	202,635
12,500	Rosetta Stone Inc. (a)	323,000

		1,242,856

Telecommunications - 8.9%
14,400	NII Holdings, Inc. (a)	610,848
6,700	Telephone and Data Systems, Inc.	232,222

		843,070

Total Common Stock (Cost $8,401,032)		9,377,661

Total Investments in Securities - 98.6% (Cost $8,401,032)*		$9,377,661
Other Assets & Liabilities, Net - 1.4%		128,909

NET ASSETS - 100.0%		$9,506,570

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $103,335 or 1.1% of net assets.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees.

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2010

*	Cost for Federal income tax purposes is substantially the same as for financial purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,558,727
Gross Unrealized Depreciation	(582,098)

Net Unrealized Appreciation	$976,629

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, refer to Note 2 – Security Valuation in the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$9,274,326
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	103,335

Total Investments	$9,377,661

The Level 1 and Level 3 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

Balance as of 10/31/09	$103,335
Realized Gain (Loss)	–
Change in Unrealized Appreciation/(Depreciation)	–
Net Purchases/(Sales)	–
Transfers In/(Out)	–

Balance as of 04/30/10	$103,335

Net change in unrealized appreciation/(depreciation) from investments held as of 04/30/10**	$–

**	The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) of investments in the accompanying statement of operations.

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2010

PORTFOLIO HOLDINGS % of Total Investments

Basic Materials	4.1%
Biotechnology	4.8%
Consumer Discretionary	14.6%
Consumer Staples	4.6%
Drugs/Pharmaceutical Preparations	13.0%
Energy	8.4%
Financial	10.0%
Industrials	3.1%
Insurance Carriers	2.5%
Medical Products	12.6%
Technology	13.3%
Telecommunications	9.0%

100.0%

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

ASSETS
Total investments, at value (Cost $8,401,032)	$9,377,661
Cash	181,621
Receivables:
Dividends and interest	405
From investment adviser	720
Prepaid expenses	8,836

Total Assets	9,569,243

LIABILITIES
Payables:
Portfolio securities purchased	53,558
Accrued Liabilities:
Fund service fees	3,226
Compliance services fees	1,979
Other expenses	3,910

Total Liabilities	62,673

NET ASSETS	$9,506,570

COMPONENTS OF NET ASSETS
Paid-in capital	$10,467,202
Undistributed net investment loss	(60,808)
Accumulated net realized loss on investments	(1,876,453)
Net unrealized appreciation on investments	976,629

NET ASSETS	$9,506,570

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Based on net assets of $9,506,570 and 520,758 shares outstanding at $0.00 par value (unlimited shares authorized)	$18.26

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2010

INVESTMENT INCOME
Dividend income (net foreign withholding taxes of $105)	$14,301

Total Investment Income	14,301

EXPENSES
Investment adviser fees	38,584
Fund service fees	70,001
Custodian fees	2,587
Professional fees	23,002
Trustees’ fees and expenses	120
Compliance services fees	14,066
Registration fees	8,995
Miscellaneous expenses	10,795

Total Expenses	168,150
Fees waived and reimbursed	(93,041)

Net Expenses	75,109

NET INVESTMENT LOSS	(60,808)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	869,882
Net change in unrealized appreciation on investments	974,510

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,844,392

INCREASE IN NET ASSETS FROM OPERATIONS	$1,783,584

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2010	Year Ended October 31, 2009
OPERATIONS
Net investment loss	$(60,808)	$(87,590)
Net realized gain (loss) on investments	869,882	(562,983)
Net change in unrealized appreciation on investments	974,510	1,784,154

Increase in Net Assets from Operations	1,783,584	1,133,581

CAPITAL SHARE TRANSACTIONS
Sale of shares	544,093	536,628
Redemption of shares	(643,259)	(1,576,148)
Redemption fees	44	1

Decrease from Capital Share Transactions	(99,122)	(1,039,519)

Increase in Net Assets	1,684,462	94,062

NET ASSETS
Beginning of Period	7,822,108	7,728,046

End of Period (a)	$9,506,570	$7,822,108

SHARE TRANSACTIONS
Sale of shares	31,485	41,309
Redemption of shares	(37,702)	(121,432)

Decrease in Shares	(6,217)	(80,123)

(a) Amount includes accumulated net investment loss	$(60,808)	$–

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.

	Six Months Ended April 30, 2010		Year Ended October 31,
			2009	2008	2007	2006	2005
NET ASSET VALUE, Beginning of Year	$14.84		$12.73	$22.57	$22.35	$19.71	$17.52

INVESTMENT OPERATIONS
Net investment income (loss) (a)	(0.12)		(0.15)	(0.16)	(0.21)	(0.18)	0.03
Net realized and unrealized gain (loss) on investments	3.54		2.26	(9.27)	0.43	2.85	2.15

Total from Investment Operations	3.42		2.11	(9.43)	0.22	2.67	2.18

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–		–	–	–	(0.03)	–
Net realized gain on investments	–		–	(0.41)	–	–	–

Total Distributions to Shareholders	–		–	(0.41)	–	(0.03)	–

Redemption Fee (a)	–	(b)	– (b)	– (b)	– (b)	– (b)	0.01

NET ASSET VALUE, End of Period	$18.26		$14.84	$12.73	$22.57	$22.35	$19.71

TOTAL RETURN	22.98	%(c)	16.58%	(42.45)%	0.98%	13.54%	12.50%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$9,507		$7,822	$7,728	$16,482	$16,928	$16,645

Ratios to Average Net Assets:
Net expenses	1.75	%(d)	1.67%	1.50%	1.50%	1.50%	1.50%
Gross expenses (e)	3.92	%(d)	4.50%	3.18%	2.27%	2.25%	2.19%
Net investment income (loss)	(1.42	)%(d)	(1.17)%	(0.88)%	(0.92)%	(0.83)%	0.13%

PORTFOLIO TURNOVER RATE	63	%(c)	103%	139%	133%	95%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010

Note 1.  Organization

The Fountainhead Special Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. As of April 30, 2010, the Trust had twenty-two investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 31, 1996. The Fund seeks long-term capital growth through primarily investing in common stocks of small and medium size companies. Small and medium size companies are those companies with market capitalization between $250 million and $8.5 billion at the time of their purchase.

Note 2.  Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation - Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and asked prices provided by independent pricing services. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of April 30, 2010, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

FOUNTAINHEAD SPECIAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010

Security Transactions, Investment Income and Realized Gain and Loss - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium and discount is amortized and accreted in accordance with GAAP. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes.

Restricted Securities - The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is included in the Schedule of Investments, if applicable.

Distributions to Shareholders - Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes - The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

As of April 30, 2010, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s Federal tax returns filed in the three-year period ended October 31, 2009, remain subject to examination by the Internal Revenue Service.

Income and Expense Allocation - The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees - A shareholder who redeems or exchanges shares within 180 days days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Commitments and Contingencies - In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

FOUNTAINHEAD SPECIAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010

Note 3.  Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser - King Investment Advisors, Inc., (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.90% of the Fund’s average daily net assets.

Distribution - Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or with Atlantic Fund Administration, LLC (“Atlantic”) or their affiliates. The Distributor receives no compensation from the Fund for its distribution services.

Other Service Providers - Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers - The Trust pays each independent Trustee an annual retainer fee of $40,000 for service to the Trust ($60,000 for the Chairman). In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4.  Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses through February 28, 2011, to limit annual operating expenses to 1.75%. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary waivers and reimbursements may be reduced or eliminated at any time. For the six months ended April 30, 2010, fees waived and reimbursed were as follows:

Investment Adviser Fees Waived	Expenses Reimbursed by Adviser	Other Waivers	Total Fees Waived and Expenses Reimbursed
$38,584	$720	$53,737	$93,041

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the six months ended April 30, 2010, were $5,335,591 and $5,314,877, respectively.

FOUNTAINHEAD SPECIAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010

Note 6. Federal Income Tax and Investment Transactions

As of October 31, 2009, distributable earnings (accumulated loss) on a tax basis were as follows:

Capital and Other Losses	$(2,746,335)
Unrealized Appreciation	2,119

Total	$(2,744,216)

As of October 31, 2009, the Fund had capital loss carryforwards to offset future capital gains of $2,183,430 and $562,905, expiring in 2016 and 2017, respectively.

Note 7.  Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

Note 8.  Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact and the Fund has had no such events.

FOUNTAINHEAD SPECIAL VALUE FUND

ADDITIONAL INFORMATION

APRIL 30, 2010

Investment Advisory Agreement Approval

At the December 11, 2009 Board meeting, the Board, including the Independent Trustees, considered the renewal of the investment advisory agreement pertaining to the Fund (the “Advisory Agreement”). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and Atlantic, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and the total expense ratio of the Fund compare to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

The Board received a presentation from senior representatives of the Adviser and discussed the Adviser’s personnel, operations and financial condition. The Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal investment responsibility for the Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s senior management and staff; the quality of the Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Adviser. The Board considered the adequacy of the Adviser’s resources and quality of services provided by the Adviser under the Advisory Agreement. The Board noted the Adviser’s representation that the firm is financially stable and able to provide investment advisory services to the Fund. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Compensation

The Board considered the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on fee rates, expenses and performance of similar mutual funds. The Board noted that the Adviser’s actual advisory fee rate was the lowest of its Lipper Inc. peer group. The Board also noted that the Fund’s actual total expense ratio was higher than the median of its Lipper Inc. peer groups. The Board further noted that all Fund expenses are paid by the Adviser under the Advisory Agreement. The Board considered that the Adviser has contractually agreed to limit the total annual operating expenses of the Fund through February 28, 2010, to 1.75% of average daily net assets. Based on the foregoing and on all of the information presented, the Board concluded that the Adviser’s advisory fee charged to the Fund was reasonable.

Costs of Services and Profitability

The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Fund. The Board considered the Adviser’s resources devoted to the Fund as well as an assessment of

FOUNTAINHEAD SPECIAL VALUE FUND

ADDITIONAL INFORMATION

APRIL 30, 2010

costs and profitability. The Board also considered that the Adviser continues contractually to limit certain advisory expenses and, as necessary, reimburse Fund expenses through February 28, 2010. The Board concluded that the Adviser’s profits attributable to management of the Fund were not excessive in light of the services provided by the Adviser on behalf of the Fund and that the Adviser was sufficiently financially stable to provide services to the Fund.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the Fund’s performance. The Board considered the Fund’s performance over the one-year, three-year, five-year, and ten-year and since inception annualized periods ended September 30, 2009, noting that the Fund had outperformed its benchmark over the one-year period, but underperformed for the three-year, five-year, ten-year and since inception periods. The Board also noted that for the one-year period ended October 31, 2009, the Fund had outperformed its benchmark. The Board concluded that the Fund’s performance was reasonable relative to its benchmark and that the Fund and its shareholders could benefit from the Adviser’s management of the Fund.

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that it would likely experience economies of scale in the future, but due to the Fund’s current size, at present breakpoints would not be appropriate. The Board considered the size of the Fund and concluded that it would not be necessary to consider the implementation of fee breakpoints until the time that assets under management were larger.

Other Benefits

The Board noted the Adviser’s representation that, aside from the compensation it receives under the Advisory Agreement, the Adviser does not expect to receive any kind of benefit from its relationship with the Fund other than having the Fund as an additional product offering for clients. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.

The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the advisory agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the advisory agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 868-9535 and on the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 868-9535 and on the SEC’s website at www.sec.gov.

FOUNTAINHEAD SPECIAL VALUE FUND

ADDITIONAL INFORMATION

APRIL 30, 2010

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009, through April 30, 2010.

Actual Expenses - The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes - The second line in the table below provides information about account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,229.78	$9.68	1.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.12	$8.75	1.75%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year divided by 365 to reflect the half-year period.

King Investment Advisors, Inc. c/o Atlantic Fund Administration, LLC P.O. Box 588 Portland, ME 04112 (800) 868-9535

Transfer Agent

Atlantic Fund Administration, LLC

P.O. Box 588 Portland, ME 04112

Distributor

Foreside Fund Services, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

222-SAR-0410

Semi-Annual Report

April 30, 2010

(Unaudited)

Fund Adviser:

Waterville Capital, LLC
Radnor Court, Suite 140
259 Radnor-Chester Road
Radnor, PA  19087
Toll Free: (877)-356-9055

TABLE OF CONTENTS

A Message to Our Shareholders	1

Schedule of Investments	3

Statement of Assets and Liabilities	5

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Additional Information	14

WATERVILLE LARGE CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2010

Dear Shareholder,

We are pleased to have completed a successful first six months of operation for the Waterville Large Cap Value Fund, which launched on 11/02/2009.  The Waterville Large Cap Value Fund (the “Fund”) achieved the manager’s goal of outperforming its index benchmark, the S&P 500 Index, while delivering a lower volatility of returns to the Fund’s shareholders.  For the six months ended 4/30/10 the Fund’s Institutional Shares (WVLIX) and Investor Shares (WVLVX) returned 15.35% and 15.20% respectively.  This represents an outperformance to its index benchmark, the S&P 500, of .43% for WVLIX and .28% for WVLVX.  On a risk-adjusted basis, the Fund had an even better performance. WVLIX realized a 12.19% and WVLVX realized a 12.12% annualized volatility versus a 15.22% annualized volatility for the S&P 500 Index.   In summary, the Fund outperformed the benchmark with 80% of the volatility.   We are gratified to have returned outperformance and reduced volatility to our investors.

We are also pleased to report that The Wall Street Journal named the Waterville Large Cap Value Fund (WVLIX) as one of its “Category Kings” year to date ended Feb. 26, 2010 in the Large Cap Value category.

The past six months have represented a dynamic environment for equity investing.  During this period we have seen a full mini cycle of rally-to-correction and back to rally in the U.S. equity market.  In November of 2009 the U.S. stock market began a rally despite the presumption that the Healthcare legislation with a public option was set to pass. In mid-January 2010 the equity market entered into a cycle of correction based on U.S. earnings worries and the emergence of sovereign debt issues.  The seminal event of the winter was the election of Senator Scott Brown from Massachusetts, which indicated a shift in sentiment to a less constrictive landscape for U.S. corporations.  From mid-February forward we saw the global re-inflation story come back to life with continued hopes that bank revenues would lead the market.  The surprise of the early spring was the passage of the Healthcare legislation which seemed to derail the rally only in the healthcare sector but not in the rest of the equity market.  Now, the market has come full circle with a realization that the European sovereign debt issues, growing U.S. government debt and punitive regulation may constrict growth and economic recovery around the globe.  At Waterville we have been careful to navigate this terrain and still achieve our goal of outperforming the benchmark while delivering reduced volatility.

As value investors, our research continually points to value in companies facing increased and often punitive federal regulation.  Whether or not these new regulations on multiple sectors of the economy are justified is not the issue.  The U.S. economy is still facing anemic job growth and the issues of Europe will only continue to put pressure on the U.S. recovery.  However, these scenarios are what create significant opportunities for value investing since the market has often exaggerated these effects on individual companies’ share prices.  On the bright side, with Europe still volatile, equity strength should be centered in U.S. based corporations with U.S. based earnings.  Managed healthcare companies are a great example of these.  They have weathered the passing of Healthcare legislation, they have a captive U.S. customer base, and they have attractive valuations.  Any legislative or judicial relief against Healthcare legislation will prove to be a windfall for these companies.  We continue to see value opportunities in this sector.

Volatility will be with us for the summer, and the potential for a temporary overshoot to downside remains.  However, this environment should continue to provide disciplined value investors with attractive opportunities.  Equities with consistent earnings, minimal leverage, and attractive valuations continue to be the drivers for our investments as they have been during the past six months.

1

WATERVILLE LARGE CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2010

As always, Waterville Capital is committed to excellence in value investing and managing the volatility of your investment.

Sincerely,

Sean Bonner	Joseph Delaney
Chief Investment Officer	President
Waterville Capital, LLC	Waterville Capital, LLC

There is no assurance that the fund will achieve its investment objective. The Fund is subject to risks of broad market decline or decline in particular holdings, Index Call Option Risk, management risk, focused holdings risk, counterparty risk sector risk and value stock risk in which stock may remain undervalued for extended periods of time.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

Volatility is a statistical measure of the dispersion of returns for a given security or market index. Volatility can either be measured by using the standard deviation or variance between returns from that same security or market index. Commonly, the higher the volatility, the riskier the security.  Sovereign debt is a debt instrument guaranteed by a government.  The S&P 500 Index is an unmanaged index representing the average performance of 500 widely held, publicly traded, large capitalization stocks.

The views in this report were those of the Fund managers as of April 30, 2010 and may not reflect their views on the date this report is first published or anytime thereafter.  These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

2

WATERVILLE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2010

Shares	Security Description	Value		Shares	Security Description	Value

Common Stock - 98.4%
Consumer Discretionary - 18.6%
8,994	Apollo Group Inc.,
	Class A (a)	$ 516,346		21,800	Forest Laboratories, Inc. (a)	$ 594,268
2,994	AutoZone, Inc. (a)	553,920		10,878	Humana, Inc. (a)	497,342
12,508	Best Buy Co., Inc.	570,365		6,992	Laboratory Corp. of America
25,710	GameStop Corp., Class A (a)	625,010			Holdings (a)	549,361
30,072	H&R Block, Inc.	550,618		8,217	McKesson Corp.	532,544
33,895	Newell Rubbermaid, Inc.	578,588		9,186	Quest Diagnostics, Inc.	525,072
14,859	The McGraw-Hill Cos., Inc.	501,045		8,483	WellPoint, Inc. (a)	456,385
12,017	TJX Cos., Inc.	556,868				5,753,297
15,432	Viacom Inc., Class B (a)	545,213
		4,997,973		Industrials - 14.1%
				11,029	Fluor Corp.	582,772
Consumer Staples - 11.8%				6,932	General Dynamics Corp.	529,328
8,285	Clorox Co.	536,039		11,764	Jacobs Engineering Group,
14,592	CVS Caremark Corp.	538,883			Inc. (a)	567,260
7,222	General Mills, Inc.	514,062		5,564	L-3 Communications
6,768	Lorillard, Inc.	530,408			Holdings, Inc.	520,623
9,697	Reynolds American, Inc.	518,014		6,243	Lockheed Martin Corp.	529,968
8,677	The J.M. Smucker Co.	529,904		21,804	Pitney Bowes, Inc.	553,822
		3,167,310		8,993	Raytheon Co.	524,292
						3,808,065
Energy - 3.7%
6,005	Diamond Offshore Drilling, Inc.	474,995		Information Technology - 15.8%
11,871	National Oilwell Varco, Inc.	522,680		22,552	CA, Inc.	514,411
		997,675		35,347	Dell, Inc. (a)	571,914
				10,839	Harris Corp.	557,992
Financial - 9.5%				4,063	IBM, Corp.	524,127
12,312	AON Corp.	522,768		2,092	MasterCard, Inc., Class A	518,900
1,651	CME Group, Inc.	542,205		16,627	Paychex, Inc.	508,786
20,283	Federated Investors, Inc.,			33,917	Total System Services, Inc.	543,011
	Class B	489,226		5,694	Visa Inc., Class A	513,770
18,977	Moody's Corp.	469,111				4,252,911
25,263	The NASDAQ OMX Group,
	Inc. (a)	530,523		Materials - 3.5%
		2,553,833		5,326	CF Industries Holdings, Inc.	445,626
				6,505	Freeport-McMoRan Copper &
Healthcare - 21.4%					Gold, Inc.	491,323
17,865	AmerisourceBergen Corp.	551,135				936,949
20,475	Bristol-Myers Squibb Co.	517,813
14,601	Cardinal Health, Inc.	506,509
21,300	Coventry Health Care,			Total Common Stock (Cost $25,707,429)		26,468,013
	Inc. (a)	505,662
14,790	Eli Lilly & Co.	517,206		Total Investments in Securities - 98.4%
				(Cost $25,707,429)*		$ 26,468,013

See Notes to Financial Statements.			3

WATERVILLE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2010
	Security
Contracts	Description	Strike Price	Expiration Date	Value

Written Call Options - (0.1)%
(50)	S&P 500 Index	$ 1,225	05/07/10	$ (5,500)
(75)	S&P 500 Index	$ 1,245	05/22/10	(13,875)
(57)	S&P 500 Index	$ 1,250	05/22/10	(7,980)
(50)	S&P 500 Index	$ 1,260	05/22/10	(4,000)
Total Written Call Options - (0.1)% (Premiums Received $(65,351))				$ (31,355)

Other Assets & Liabilities, Net - 1.7%				461,358
NET ASSETS - 100.0%				$ 26,898,016

(a) Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation		$ 1,124,716
Gross Unrealized Depreciation		(330,136)
Net Unrealized Appreciation		$ 794,580

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used in the table below, refer to Note 2 - Security Valuation section in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investments at Value:
Investments in Securities	$ 26,468,013	$ -	$ -	$ 26,468,013
Other Financial Instruments**	(31,355)	-	-	(31,355)
Total	$ 26,436,658	$ -	$ -	$ 26,436,658

The Level 1 inputs displayed in this table are Common Stock and Written Options. Refer to the Schedule of Investments for a further breakout of each security type.

**Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written call options which are reported at their market value at period end date.

Portfolio Holdings
% of Total Investments

Consumer Discretionary	18.9%
Consumer Staples	12.0%
Energy	3.8%
Financial	9.6%
Healthcare	21.7%
Industrials	14.4%
Information Technology	16.1%
Materials	3.5%
	100.0%

See Notes to Financial Statements.		4

	WATERVILLE LARGE CAP VALUE FUND
	STATEMENT OF ASSETS AND LIABILITIES
	APRIL 30, 2010

	ASSETS
	Investments, at value (Cost $25,707,429)	$ 26,468,013
	Cash	326,121
	Receivables:
	Fund shares sold	6,999,980
	Dividends and interest	27,324
	Fund service fees	1,000
	Prepaid expenses	13,322
	Deferred offering costs	24,362
	Total Assets	33,860,122

	LIABILITIES
	Payables:
	Investment securities purchased	6,904,564
	Call options written, at value (Premiums received $65,351)	31,355
	Accrued Liabilities:
	Investment adviser fees	11,040
	Trustees' fees and expenses	13
	Fund service fees	5,548
	Other expenses	9,586
	Total Liabilities	6,962,106

	NET ASSETS	$ 26,898,016

	COMPONENTS OF NET ASSETS
	Paid-in capital	$ 25,799,617
	Accumulated distributions in excess of net investment income	(25,955)
	Accumulated net realized gain	329,774
	Net unrealized appreciation on investments	794,580

	NET ASSETS	$ 26,898,016

SHARES OF BENEFICIAL INTEREST AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)
	Investor Shares	9,007
	Institutional Shares	2,326,606

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
	Investor Shares (based on net assets of $103,810)	$ 11.53
	Institutional Shares (based on net assets of $26,794,206)	$ 11.52

See Notes to Financial Statements.	5

WATERVILLE LARGE CAP VALUE FUND
STATEMENT OF OPERATIONS
PERIOD ENDED APRIL 30, 2010*

INVESTMENT INCOME
Dividend income	$ 118,806
Interest income	586
Total Investment Income	119,392

EXPENSES
Investment adviser fees	67,148
Distribution fees:
Investor Shares	65
Compliance service fees	11,719
Custodian fees	3,230
Fund service fees	65,003
Professional fees	14,476
Trustees' fees and expenses	242
Offering costs	22,908
Registration fees	5,932
Miscellaneous expenses	8,581
Total Expenses	199,304
Fees waived and reimbursed	(71,391)
Net Expenses	127,913

NET INVESTMENT LOSS	(8,521)

Realized Gain (Loss) on:
Investments	464,592
Written options	(134,818)
Net Realized Gain on Investments	329,774

Change in Unrealized Appreciation on:
Investments	760,584
Written Options	33,996
Net Change in Unrealized Appreciation on Investments	794,580

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,124,354

INCREASE IN NET ASSETS FROM OPERATIONS	$ 1,115,833

_____________________________________________
* Commencement of operations was November 2, 2009.

See Notes to Financial Statements. 6

	WATERVILLE LARGE CAP VALUE FUND
	STATEMENT OF CHANGES IN NET ASSETS

		Period Ended
		April 30, 2010*

	OPERATIONS
	Net investment loss	$ (8,521)
	Net realized gain on investments	329,774
	Net change in unrealized appreciation on investments	794,580
	Increase in Net Assets from Operations	1,115,833

	DISTRIBUTIONS TO SHAREHOLDERS FROM
	Net investment income:
	Institutional Shares	(17,434)
	Total Distributions to Shareholders	(17,434)

	CAPITAL SHARE TRANSACTIONS
	Sale of shares:
	Investor Shares	98,386
	Institutional Shares	25,683,830
	Reinvestment of distributions:
	Institutional Shares	17,401
	Increase in Net Assets From Capital Transactions	25,799,617
	Increase in Net Assets	26,898,016

	NET ASSETS
	Beginning of Period	-
	End of Period (a)	$ 26,898,016

	SHARE TRANSACTIONS
	Sale of shares:
	Investor Shares	9,007
	Institutional Shares	2,325,010
	Reinvestment of distributions:
	Institutional Shares	1,596
	Increase in Shares	2,335,613

	(a) Amount includes accumulated distributions in excess of net investment income.	$ (25,955)

	_____________________________________________
	* Commencement of operations was November 2, 2009.

See Notes to Financial Statements.	7

WATERVILLE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding of the Fund throughout the period.

November 2, 2009 (a)
through
April 30, 2010
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.00

INVESTMENT OPERATIONS
Net investment loss (b)	(0.01)
Net realized and unrealized gain on investments	1.54
Total from Investment Operations	1.53

NET ASSET VALUE, End of Period	$11.53

TOTAL RETURN (c)	15.20%
RATIO/SUPPLEMENTARY DATA:
Net Assets at End of Period (000's omitted)	$104
Ratios to Average Net Assets (d):
Net expenses	1.99%
Gross expenses (e)	54.97%
Net investment loss	(0.10)%

PORTFOLIO TURNOVER RATE (c)	73%

November 2, 2009 (a)
through
April 30, 2010
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00

INVESTMENT OPERATIONS
Net investment loss (b)	(0.01)
Net realized and unrealized gain on investments	1.54
Total from Investment Operations	1.53

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.01)
Total Distributions to Shareholders	(0.01)

NET ASSET VALUE, End of Period	$11.52

TOTAL RETURN (c)	15.35%
RATIO/SUPPLEMENTARY DATA:
Net Assets at End of Period (000's omitted)	$26,794
Ratios to Average Net Assets (d):
Net expenses	1.90%
Gross expenses (e)	2.77%
Net investment loss	(0.13)%

PORTFOLIO TURNOVER RATE (c)	73%
_____________________________________________
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during the period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers.

See Notes to Financial Statements. 8

WATERVILLE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2010

Note 1. Organization

The Waterville Large Cap Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. As of April 30, 2010, the Trust had twenty-two investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund commenced operations on November 2, 2009. The Fund’s investment objective is to achieve long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and asked prices provided by independent pricing services. Short-term investments that mature in sixty days or less may be valued at amortized cost. Exchange-traded options for which there were no sales reported that day are generally valued at the mean of the last bid and asked prices. Options not traded on an exchange are generally valued at broker-dealer bid quotation.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of April 30, 2010, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income

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WATERVILLE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2010

is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium and discount is amortized and accreted in accordance with GAAP. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes.

Options – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The values of each individual written option outstanding as of April 30, 2010, are disclosed in the  Fund’s Schedule of Investments. The volume of open positions may vary on a daily basis as the Fund transacts written options in order to achieve the exposure desired by the adviser. The Fund entered into a total value of $314,550 on written options for the period ended April 30, 2010.

Derivatives Transactions - The Fund’s use of derivatives during the period ended April 30, 2010, was limited to written options. Following is a summary of how the derivatives are treated in the financial statements and their impact on the Fund.

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, is as follows:

Contract Type/ Primary Risk Exposure	Location on Statement of Assets and Liabilities	Asset Derivatives	Location on Statement of Assets and Liabilities	Liability Derivatives
Equity Contracts
			Call options written,
	-	$ -	at value	$(31,355)

Realized and unrealized gains and losses on derivatives contracts entered into during the period ended April 30, 2010, by the Fund are recorded in the following locations in the Statement of Operations:

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WATERVILLE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2010

Contract Type/Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Contracts
	Realized gain (loss) – Written
	Options and Change in
	unrealized gain (loss) – Written
	Options	$(134,818)	$33,996

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

As of April 30, 2010, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Offering Costs – Offering costs for the  Fund of $47,270 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the  Fund.

Note 3. Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser – Waterville Capital, LLC, (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or with Atlantic Fund Administration, LLC (“Atlantic”) or their

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WATERVILLE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2010

affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.

Other Service Providers – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $40,000 for service to the Trust ($60,000 for the Chairman).  In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust.  The Trustees and Chairman may receive additional fees for special Board meetings.  Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.  Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses to the extent that total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) exceed 2.00% of the Fund’s Investor Shares’ average daily net assets. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the period ended April 30, 2010, fees waived and reimbursed were as follows:

Investment Adviser Waived	Investment Adviser Reimbursed	Other Waivers	Total Fees Waived and Reimbursed
$24,420	$13,600	$33,371	$71,391

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended April 30, 2010, were $36,231,595 and $10,988,758, respectively.

Note 6. Federal Income Tax and Investment Transactions

As of April 30, 2010, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$393,625
Unrealized Appreciation	776,816
Total	$1,170,441

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to mark-to-market adjustments.

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WATERVILLE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2010

Note 7. Written Option Transactions

Transactions in options written during the period ended April 30, 2010, for the Fund were as follows:

	Calls
	Number of Contracts	Premiums
Options Outstanding, November 2, 2009	-	$-
Options written	(992)	(314,550)
Options terminated in closing transactions	743	245,650
Options exercised	-	-
Options expired	17	3,549
Options Outstanding, April 30, 2010	(232)	$(65,351)

Note 8. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

Note 9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact and the Fund has had no such events.

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WATERVILLE LARGE CAP VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2010

Investment Advisory Agreement Approval

At the October 8, 2009 Board meeting, the Board, including the Independent Trustees, considered the initial approval of the investment advisory agreement pertaining to the Fund (the “Advisory Agreement”).  In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and Atlantic, including information regarding the Adviser, its personnel, operations and financial condition.  Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and the total expense ratio of the Fund compare to relevant peer groups of funs; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund.  In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors.  In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

In connection with a presentation from senior representatives of the Adviser, the Board considered the personnel, operations and financial condition of the Adviser. The Board considered the adequacy of the Adviser’s resources and the quality of services to be provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience and professional background of the portfolio managers at the Adviser and the qualifications of the portfolio managers and other personnel who would have principal investment responsibility for the Fund’s investments to be managed by the Adviser; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s senior management and staff; the quality of the Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Adviser.  The Board also considered the adequacy of the Adviser’s resources and quality of services to be provided by the Adviser under the Advisory Agreement. The Board noted the Adviser’s representation that the firm is financially stable and able to provide investment advisory services to the Fund. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services and Profitability

The Board considered information provided by the Adviser regarding its estimated profitability with respect to the Fund. The Board reviewed the Adviser’s estimated profit and loss analysis. The Board also considered that the Adviser will contractually waive certain advisory fees and, as necessary, reimburse Fund expenses. The Board concluded that the level of the Adviser’s estimated profits projected in connection with its management of the Fund was not excessive in light of the proposed services to be provided.

Compensation

The Board noted that the Adviser’s proposed contractual advisory fee was higher than the mean and median contractual advisory fees for its Lipper Inc. peer group.  The Board also considered the Fund’s total expense ratio, noting that the Adviser’s proposed total expense ratio was also higher than the median of its Lipper Inc. peer group. In addition, the Board considered the Adviser’s representations related to the differences between the Fund’s strategy and investments and those represented in its peer group.  The Board also recognized that it was difficult to compare expense ratios because of variations between the services provided by the Adviser and those included in the fees paid by other funds.  Based on the foregoing, the Board concluded that the Adviser’s advisory fee to be charged to the Fund was reasonable.

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WATERVILLE LARGE CAP VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2010

Performance

The Adviser discussed its proposed approach to managing the Fund. Based on the foregoing, the Board determined that the Adviser’s management of the Fund could benefit the Fund and its shareholders.

Economies of Scale

The Board then considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Board considered the Fund has not yet commenced operations and concluded that it would not be necessary to consider the implementation of fee breakpoints at this time.

Other Benefits

The Board noted the Adviser’s representation that the Adviser does not expect to receive any kind of ancillary benefit or compensation from its relationship with the Fund. The Board accordingly concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the Advisory Agreement.

Conclusion

The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio, is available, without charge and upon request, by calling (877) 356-9055 and on the SEC’s website at www.sec.gov.  The Fund’s proxy voting record for the period of November 2, 2009 (the Fund’s commencement of operations) through June 30, 2010, will be available, without charge and upon request, by calling (877) 356-9055 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

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WATERVILLE LARGE CAP VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2010

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 2, 2009, through April 30, 2010.

Actual Expenses – The first line under each share class in the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.   The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing cost of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value November 2, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period *	Annualized Expense Ratio *
Investor Shares
Actual	$1,000.00	$1,152.00	$10.50	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$9.94	1.99%
Institutional Shares
Actual	$1,000.00	$1,153.46	$10.03	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49	1.90%

* Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period (except for the Fund’s actual return information which reflects the 179-day period between November 2, 2009, the date of inception, through April 30, 2010).

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FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(877)-356-9055

INVESTMENT ADVISER
Waterville Capital, LLC
Radnor Court, Suite 140
259 Radnor-Chester Road
Radnor, PA  19087

TRANSFER AGENT
Atlantic Fund Administration, LLC
P.O. Box 588
Portland, ME 04112

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

239-SAR-0410

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Included as part of report to stockholders under Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the board of directors from shareholders.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant         Forum Funds

By	/S/ STACEY E. HONG
Stacey E. Hong, Principal Executive Officer

Date	June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ STACEY E. HONG
Stacey E. Hong, Principal Executive Officer

Date	June 21, 2010

By	/S/ KAREN SHAW
Karen Shaw, Principal Financial Officer

Date	June 21,2010